PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
PROPERTY AND EQUIPMENT [Text Block]

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets consisted of the following at:

	September 30,	March 31,
	2015	2015
Machinery and Equipment	$628,616	$625,766
Machinery under Capital Lease	735,781	735,781
Office Equipment	53,631	53,631
Leasehold Improvements	3,979	3,979
Less: Accumulated Depreciation	(361,369)	(219,257)
Fixed Assets, net	$1,060,621	$1,199,900

Depreciation expense for the six months ending September 30, 2015 and 2014 was $142,129 and $58,068, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets consisted of the following at:

	March 31, 2015	March 31, 2014
Machinery and Equipment	$625,766	$273,597
Machinery under Capital Lease	735,781	-
Office Equipment	53,631	53,631
Leasehold Improvements	3,979	3,979

Less: Accumulated Depreciation	(219,257)	(44,221
Fixed Assets, net	$1,199,900	$286,986

Depreciation expense for the years ended March 31, 2015 and 2014 was $175,036 and $42,407, respectively.